UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2008

Date of reporting period: MARCH 31, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
Security	Principal Amount	Fair Value	Cash and Investments

Debt Securities (72.95%)
Bank Debt (66.85%) (1)
Communications Equipment Manufacturing (5.66%)
Enterasys Network Distribution Ltd., 2nd Lien Term Loan, LIBOR +9.25%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $2,588,317) - (Ireland)	$2,614,462	$2,504,001	0.22%
Enterasys Networks, Inc., 2nd Lien Term Loan, LIBOR +9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $11,348,775)	$11,463,409	10,979,080	0.98%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR +3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $49,833,305)	$53,014,154	49,833,305	4.46%
Total Communications Equipment Manufacturing		63,316,386

Computer and Peripheral Equipment Manufacturing (1.95%)
Palm, Inc., Tranche B Term Loan, LIBOR +3.5%, due 4/24/14
(Acquired 12/13/07, Amortized Cost $27,374,343)	$30,415,936	21,747,395	1.95%

Data Processing, Hosting and Related Services (11.49%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR +4%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $24,271,917) (9)	$24,767,263	22,693,004	2.03%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $59,360,204) (9)	$60,264,167	57,401,619	5.14%
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $15,169,757)	$15,169,757	14,411,269	1.29%
Terremark Worldwide, Inc., 2nd Lien Term Loan,
LIBOR + 3.25% Cash + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $37,758,104)	$37,976,453	33,950,949	3.04%
Total Data Processing, Hosting and Related Services		128,456,841

Gambling Industries (0.86%)
Tropicana Entertainment, Term Loan, Prime + 3.25%, due 1/03/12
(Acquired 12/7/07 and 12/11/07, Amortized Cost $9,612,000)	$10,000,000	9,568,750	0.86%

Motor Vehicle Parts Manufacturing (7.54%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR +4.5%, 12/31/12
(Acquired 12/31/07, Amortized Cost $23,902,500)	$23,902,500	23,571,857	2.11%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR +7.5%, 12/31/13
(Acquired 12/31/07, Amortized Cost $21,000,000)	$21,000,000	21,031,500	1.88%
Visteon Corporation, 1st Lien Term Loan, LIBOR +3%, due 6/13/13
(Acquired 11/16/07, 11/20/07, 12/14/07, 12/19/07, and 12/20/07
Amortized Cost $43,420,230)	$50,136,000	39,654,468	3.55%
Total Motor Vehicle Parts Manufacturing		84,257,825

Motor Vehicle Manufacturing (-0.43%)
General Motors Corporation, Revolver, LIBOR+1.5%, due 7/20/11
(Acquired 9/26/07, 9/27/07, 10/18/07, 11/07/07, 12/04/07,
and 12/14/07, Amortized Cost $(2,655,850))	$32,000,000	(4,848,000)	-0.43%

Newspaper, Periodical, Book, and Directory Publishers (8.04%)
Tribune Company, Tranche X Term Loan, LIBOR +2.75%, due 5/18/09
(Acquired 12/11/07, 12/12/07, 12/14/07, and 12/17/07, Amortized Cost $94,428,750) (9)	$100,000,000	89,946,400	8.05%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
Security	Principal Amount	Fair Value	Cash and Investments

Debt Securities (continued)
Offices of Real Estate Agents and Brokers (2.50%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07, 7/13/07, and 8/17/07, Amortized Cost $53,750)	$30,000,000	$(3,257,820)	-0.29%
Realogy Corporation, Term Loan B, LIBOR + 3%, due 10/10/13
(Acquired 7/17/07, 7/18/07, 7/19/07, 8/15/07, 8/16/07, 9/5/07,
9/12/07, 10/26/07, and 12/06/07, Amortized Cost $17,161,690)	$18,376,122	14,957,391	1.34%
Realogy Corporation, Delayed Draw Term Loan, LIBOR +3%, due 10/10/13
(Acquired 10/09/07, Amortized Cost $18,805,500)	$19,900,000	16,197,764	1.45%
Total Offices of Real Estate Agents and Brokers		27,897,335

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.78%)
Solutia, Inc., Senior Secured Term Loan B, LIBOR + 5%, due 2/28/14
(Acquired 03/03/08, Amortized Cost $29,707,669)	$32,645,790	31,047,518	2.78%

Satellite Telecommunications (1.82%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan,
LIBOR + 4.0% Cash + 2.5% PIK, due 12/31/09
(Acquired 6/28/07, Amortized Cost $11,254,469)	$11,251,116	10,660,433	0.95%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 6/28/07, Amortized Cost $10,547,522)	$10,561,804	9,666,691	0.87%
Total Satellite Telecommunications		20,327,124

Semiconductor and Other Electronic Component Manufacturing (0.40%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 4.75%, due 12/18/12
(Acquired 1/24/08, Amortized Cost $4,413,826)	$5,000,000	4,438,763	0.40%

Sporting Goods, Hobby and Musical Instrument Stores (0.89%)
Toys R Us, Real Estate Term Loan, LIBOR +3%, due 12/9/08
(Acquired 10/18/06, Amortized Cost $11,031,875)	$11,000,000	9,905,500	0.89%

Wired Telecommunications Carriers (23.36%)
Bresnan Communications, LLC, 2nd Lien Term Loan, LIBOR +4.5%, due 3/29/14
(Acquired 11/22/06, Amortized Cost $20,196,094)	$19,750,000	17,775,000	1.59%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $20,228,311)	$20,228,311	18,610,046	1.67%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 2/28/14
(Acquired 8/1/06, Amortized Cost $26,120,454)	$27,208,806	24,351,881	2.18%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $33,539,096)	$33,539,096	30,855,969	2.76%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, Amortized Cost $29,653,818)	$30,492,358	28,525,601	2.55%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $32,752,265)	$32,752,265	32,293,733	2.89%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $5,607,877) - (Netherlands) (3), (9)	€4,103,088.00	5,933,807	0.53%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $47,999,670) - (Netherlands) (3), (9)	€34,983,538.00	54,937,458	4.92%
Primacom AG, Mezzanine Term Loan, EURIBOR + 3.5% Cash + 7% PIK, due 11/21/17
(Acquired 12/28/07, Amortized Cost $44,684,200) - (Germany) (3)	€30,351,296.00	47,918,626	4.29%
Total Wired Telecommunications Carriers		261,202,121

Total Bank Debt (Cost $781,170,939)		747,263,958

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Partnership

Security	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Other Corporate Debt Securities (6.1%)
Home Furnishings Stores (0.52%)
Linens 'n Things, Inc., Senior Secured Note, LIBOR + 5.625%, due 1/15/14 (4)	$17,390,000	$5,799,217	0.52%

Motor Vehicle Manufacturing (0.34%)
Fleetwood Enterprises, Convertible Bond, 5.0%, due 12/15/23	$4,080,000	3,763,800	0.34%

Motor Vehicle Parts Manufacturing (0.66%)
Visteon Corporation, Senior Unsecured Notes, 8.25%, due 8/1/10	$9,000,000	7,380,000	0.66%

Offices of Real Estate Agents and Brokers (0.52%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$13,099,000	5,847,787	0.52%

Other Amusement and Recreation Industries (0.76%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/01/07, Amortized Cost $13,413,634) (5)	$13,097,333	8,513,266	0.76%

Other Professional, Scientific, and Technical Services (0.62%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$12,000,000	6,970,080	0.62%

Plastics Product Manufacturing (0.44%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09	$6,210,000	4,952,475	0.44%

Satellite Telecommunications (2.24%)
Satelites Mexicanos, Senior Secured FRN, LIBOR + 8.75%, due 11/30/11
(Acquired 7/12/07, Amortized Cost $25,127,729) (5)	$27,185,360	25,010,531	2.24%

Total Other Corporate Debt Securities (Cost $88,667,153)		68,237,156

Total Debt Securities (Cost $869,838,092)		815,501,114

Equity Securities (10.11%)
Data Processing, Hosting, and Related Services (12.78%)
GXS Holdings, Inc., Common Stock
(Acquired 3/28/08,Cost $5,021,267) (4), (5), (10)	5,222,117	5,023,677	0.45%
GXS Holdings, Inc., Series A Preferred Stock
(Acquired 3/28/08,Cost $200,851) (4), (5), (10)	208,885	200,947	0.02%
Total Data Processing, Hosting, and Related Services		5,224,624

Depository Credit Intermediation (2.79%)
Doral GP Ltd., GP Interest
(Acquired 7/12/07,Cost $225) (2), (4), (5), (7)	100	225	0.00%
Doral Holdings, LP Interest
(Acquired 7/12/07,Cost $24,911,825) (4), (5)	24,911,825	32,214,001	2.88%
Total Depository Credit Intermediation		32,214,226

Glass and Glass Products Manufacturing (3.36%)
Owens Corning, Inc., Common Stock (4)	1,770,767	32,104,006	2.87%

Motor Vehicle Manufacturing (0.90%)
Fleetwood Enterprises, Inc., Common Stock (4)	2,046,038	9,411,775	0.84%

Wired Telecommunications Carriers (0.90%)
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/31/07, Amortized Cost $8,963,704) (3), (4), (5), (9)	6,550,500	8,980,242	0.80%

Miscellaneous Securities (1.90%) (6)	1,548,647	25,088,081	2.25%

Total Equity Securities (Cost $134,558,718)		113,022,954

Total Investments (Cost $1,004,396,810)		928,524,068

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2008

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
Security	Principal Amount	Fair Value	Cash and Investments

Cash and Cash Equivalents (16.90%)
Citicorp, Commercial Paper, 2.62%, 4/24/08	$25,000,000	$24,958,153	2.22%
Citicorp, Commercial Paper, 2.65, 5/13/08	$25,000,000	24,922,708	2.22%
General Electric Credit Corporation, Commercial Paper, 2.20%, 4/01/08	$13,500,000	13,500,000	1.22%
General Electric Credit Corporation, Commercial Paper, 2.63%, 4/10/08	$18,500,000	18,487,836	1.65%
General Electric Credit Corporation, Commercial Paper, 2.32%, 4/17/08	$15,000,000	14,984,533	1.34%
UBS Finance, Commercial Paper, 2.35%, 4/01/08	$13,000,000	13,000,000	1.16%
Union Bank of California, Certificate of Deposit, 2.65%, 5/07/08	$26,000,000	26,000,000	2.34%
Wells Fargo, Certificate of Deposit, 2.53%, 4/29/08	$25,000,000	25,000,000	2.24%
Wells Fargo, Certificate of Deposit, 2.74%, 4/03/08	$25,000,000	25,000,000	2.24%
Wells Fargo Overnight Repo, 1.7%, Collateralized by Federal Home Loan Bank Discount Note	$1,657,451	1,657,451	0.16%
Cash Denominated in Foreign Currency (Cost ($938,008))	€3,027	4,779	0.00%
Cash Held on Account at Various Institutions	$1,157,572	1,157,572	0.10%
Total Cash and Cash Equivalents (8)		188,673,032

Total Cash and Investments		$1,117,197,100	100.00%

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Miscellaneous Securities is comprised of one or more unrestricted security positions that have not previously been publicly disclosed.

(7)	Not a controlling position.

(8)	Cash and cash equivalents include $61,410,545 segregated for certain unfunded commitments.

(9)	Priced by an independent third-party pricing service.

(10)	Priced by the Investment Manager.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $166,829,426 and $48,853,172 respectively. Aggregate purchases includes securities received as payment in-kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,004,396,810. Net unrealized depreciation aggregated $75,872,473, of which $19,290,912 related to appreciated investment securities and $95,163,655 related to depreciated investment securities.

The total value of restricted securities as of March 31, 2008 was $793,216,074 or 71.00% of total cash and investments of the Partnership.

Futures contracts at March 31, 2008 were as follows:

	Number of	Fair
Instrument	Contracts	Value
Futures Contracts
90 Day Euro Dollar Future, Expire 6/15/09	255	$235,875
90 Day Euro Dollar Future, Expire 9/14/09	255	248,038
90 Day Euro Dollar Future, Expire 12/14/09	255	213,563
90 Day Euro Dollar Future, Expire 3/15/10	255	216,750
Total Futures Contracts (Cost $914,226)		$914,226

On January 1, 2008, the Partnership adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 also establishes a hierarchy that prioritizes the inputs used to measure fair value. The level category in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. At March 31, 2008, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$ 66,603,862
2	Other observable market inputs*	792,873,410
3	Independent third-party pricing sources that employ significant unobservable inputs	63,821,947
3	Internal valuations with significant unobservable inputs	5,224,849

* E.g. quoted prices in inactive markets or quotes for comparable securities

Changes in investments categorized as Level 3 during the three months ended March 31, 2008 were as follows:

	Independent Third Party Valuation	Investment Manager Valuation
Beginning balance	$65,950,305	$10,216,550
Net realized and unrealized gains (losses)	(2,318,857)	-
Net acquisitions and dispositions	190,499	(4,991,701)
Net transfers in/out of category	-	-
Ending balance	$63,821,947	$5,224,849

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(2,318,857)	$-

Futures contracts at March 31, 2008 were valued using quoted prices in active markets for identical instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)  Not applicable.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 30, 2008

By: /s/ Peyman S. Ardestani
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: May 30, 2008